Investment Securities - Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 171,376	$ 633,244	$ 112,881
Gross realized losses	160,329	528,536	0
Net realized gains	$ 11,047	$ 104,708	$ 112,881